Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
Salaries and wages	$ 257,776	$ 768,226	$ 876,723	$ 1,322,053	$ 2,044,882	$ 1,237,438
Professional fees	185,220	416,484	1,056,188	920,257	1,669,202	1,505,586
General and administrative	91,302	98,519	510,361	351,474	2,169,577	442,394
Warrant Expense	0	0	0	6,769,562	6,769,562	0
Impairment of Assets	0	0	0	0	48,998	244,284
Total Operating Expenses	534,298	1,283,229	2,443,272	9,363,346	12,702,221	3,429,702
Loss from Operations	(534,298)	(1,283,229)	(2,443,272)	(9,363,346)	(12,702,221)	(3,429,702)
Other Expenses
Interest Expense, net	(190,417)	(239,384)	(526,342)	(477,484)	(659,709)	(2,678,415)
Amortization of debt discount	(254,191)	0	(343,731)	(44,960)	0	0
Loss on settlement of debt	0	(728,328)	0	(728,328)	(1,105,203)	0
Change in fair value of derivative liability	(72,065)	0	(72,065)	0	(124,542)	0
Income from legal settlement	50,000	0	100,000	0	0	0
Total Other Expense	(466,673)	(967,712)	(842,138)	(1,250,772)	(1,889,454)	(2,678,415)
Loss Before Income Taxes	(1,000,971)	(2,250,941)	(3,285,410)	(10,614,118)	(14,591,675)	(6,108,117)
Provision for Income Taxes	0	0	0	0	0	0
Net Loss	$ (1,000,971)	$ (2,250,941)	$ (3,285,410)	$ (10,614,118)	$ (14,591,675)	$ (6,108,117)
Net Loss per Common Share Basic and Diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.10)	$ (0.13)	$ (0.07)
Weighted Average Number of Common Shares Outstanding	124,361,407	114,366,529	123,370,391	109,857,231	111,735,383	83,236,245